UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	09/30/08

Item 1. Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	September 30, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.0%)
Prudential Funding LLC, 2.54% (a), 10/1/08	$443	$443

Total Commercial Paper (Amortized Cost $443)		443

Common Stocks (97.3%)
Aerospace/Defense (2.7%)
Boeing Co.	20,588	1,181
Agricultural Operations (0.9%)
Archer-Daniels-Midland Co.	17,100	375
Aluminum (1.3%)
Alcoa, Inc.	25,200	569
Automotive Parts (0.9%)
Eaton Corp.	7,199	404
Banks (5.2%)
JPMorgan Chase & Co.	41,646	1,945
Wells Fargo & Co.	8,341	313
		2,258
Beverages (5.4%)
Coca-Cola Co.	3,100	164
Diageo PLC, ADR	12,900	888
PepsiCo, Inc.	17,881	1,275
		2,327
Biotechnology (3.3%)
Amgen, Inc. (b)	11,600	688
Genentech, Inc. (b)	8,381	743
		1,431
Brokerage Services (4.1%)
Charles Schwab Corp.	68,590	1,783
Building Materials (1.0%)
USG Corp. (b)	17,061	437
Chemicals (0.2%)
PPG Industries, Inc.	1,422	83
Computers & Peripherals (3.5%)
Apple Computer, Inc. (b)	6,300	716
EMC Corp. (b)	66,900	800
		1,516
Cosmetics & Toiletries (3.5%)
Estee Lauder Cos., Class A	12,065	602
Procter & Gamble Co.	13,054	910
		1,512
Electronics (3.8%)
General Electric Co.	64,700	1,650
Engineering (0.4%)
Foster Wheeler Ltd. (b)	4,872	176
Financial Services (4.4%)
Citigroup, Inc.	75,700	1,553
Goldman Sachs Group, Inc.	2,800	358
		1,911
Home Builders (1.1%)
Toll Brothers, Inc. (b)	18,681	471

See notes to schedules of investments.

Security Description	Shares	Value
Insurance (1.1%)
Aetna, Inc.	12,700	$459
Internet Business Services (0.9%)
Google, Inc., Class A (b)	1,000	400
Internet Service Provider (1.2%)
Yahoo!, Inc. (b)	29,448	509
Investment Companies (1.9%)
Invesco Ltd.	30,263	635
The Blackstone Group LP	11,983	184
		819
Manufacturing-Diversified (1.8%)
Siemens AG, Sponsored ADR	8,300	779
Manufacturing-Miscellaneous (1.5%)
3M Co.	9,200	628
Mining (2.8%)
Barrick Gold Corp.	17,336	637
Newmont Mining Corp.	15,200	589
		1,226
Oil & Gas Exploration-Production & Services (2.6%)
Chesapeake Energy Corp.	31,100	1,115
Oil Companies-Integrated (3.0%)
Exxon Mobil Corp.	14,500	1,126
Hess Corp.	1,938	159
		1,285
Oilfield Services & Equipment (7.1%)
BJ Services Co.	9,293	178
Halliburton Co.	41,622	1,348
Schlumberger Ltd.	19,742	1,542
		3,068
Pharmaceuticals (5.8%)
Johnson & Johnson	19,200	1,330
Merck & Co., Inc.	36,900	1,165
		2,495
Radio & Television (1.6%)
Comcast Corp., Class A	36,300	713
Restaurants (4.1%)
McDonald’s Corp.	19,712	1,216
Starbucks Corp. (b)	38,500	573
		1,789
Retail-Drug Stores (2.8%)
CVS Caremark Corp.	36,282	1,221
Retail-Specialty Stores (3.6%)
Lowe’s Cos., Inc.	65,900	1,561
Semiconductors (6.2%)
Intel Corp.	85,242	1,597
Maxim Integrated Products, Inc.	18,137	328
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	79,263	743
		2,668
Software & Computer Services (2.0%)
Microsoft Corp.	33,100	883
Transportation Services (0.5%)
United Parcel Service, Inc., Class B	3,200	201
Utilities-Electric (3.4%)
Exelon Corp.	14,023	878

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	September 30, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	17,506	$574
		1,452
Utilities-Telecommunications (1.7%)
Verizon Communications, Inc.	23,624	758

Total Common Stocks (Cost $44,205)		42,113

Total Investments (Cost $44,648) — 98.3%		42,556

Other assets in excess of liabilities — 1.7%		719

NET ASSETS — 100.0%		$43,275

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

LLC	Limited Liability Co.

LP	Limited Partnership

PLC	Public Liability Co.

See notes to schedules of investments.

Notes to Schedule of Portfolio Investments

September 30, 2008  (unaudited)

1. Federal Tax Information:

At September 30, 2008, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation was as follows (amounts in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	45,202	2,520	(5,166)	(2,646)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust presently offers shares of one fund, the Diversified Stock Fund (the “Fund”).

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”).  If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”).  Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.  Under the amortized cost valuation method, discount or premium is accreted or amortized on a constant basis to the maturity of the security.  Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Board.

Effective January 1, 2008, the Fund began applying the standard established under Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical assets.

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008 (amounts in thousands):

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*
Diversified Stock Fund	$42,113	$—	$443	$—	$—	$—	$42,556	$—

* Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as options, which are valued at the unrealized appreciation / (depreciation) on the investment.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	November 21, 2008

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	November 21, 2008

* Print the name and title of each signing officer under his or her signature.